Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Share gain from associates and joint ventures	₩ (13,892)	₩ 2,599	₩ 6,144
KT Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Share gain from associates and joint ventures	₩ 1,588	₩ 52